World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2009

Dates Covered
Collections Period		11/01/09 - 11/30/09
Interest Accrual Period		11/16/09 - 12/14/09
30/360 Days		30
Actual/360 Days		29
Distribution Date		12/15/09

Collateral Pool Balance Data	$	Amount	# of Accounts
Pool Balance at 10/31/09		714,538,768.81	39,695
Yield Supplement Overcollaterization Amount at 10/31/09		47,272,872.87	0

Receivables Balance at 10/31/09		761,811,641.68	39,695
Principal Payments		20,124,487.78	352
Defaulted Receivables		1,117,369.52	48
Repurchased Accounts		0.00	0
Yield Supplement Overcollaterization Amount at 11/30/09		45,271,111.44	0

Pool Balance at 11/30/09		695,298,672.94	39,295

Pool Statistics	$	Amount	# of Accounts
Initial Receivables Balance		909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days		7,011,120.38	333
Past Due 61-90 days		2,048,074.66	97
Past Due 91 + days		684,084.73	32

Total		9,743,279.77	462

Total 31+ Delinquent as % Ending Pool Balance		1.40%

Recoveries		554,202.41

Aggregate Net Losses—Nov 2009		563,167.11

Overcollateralization Target Amount		24,335,453.55
Actual Overcollateralization		24,335,453.55

Weighted Average APR		4.60%
Weighted Average APR, Yield Adjusted		7.83%
Weighted Average Remaining Term		52.04

Flow of Funds	$	Amount
Collections		23,535,550.28
Advances		7,907.61
Investment Earnings on Cash Accounts		3,441.52
Servicing Fee		(634,843.03)

Available Funds		22,912,056.38

Distributions of Available Funds
(1) Class A Interest		1,807,737.53
(2) Noteholders’ First Priority Principal Distributable Amount		0.00
(3) Class B Interest		0.00
(4) Noteholders’ Second Priority Principal Distributable Amount		0.00
(5) Required Reserve Account		0.00
(6) Noteholders’ Principal Distributable Amount		18,566,692.51
(7) Distribution to Certificateholders		2,537,626.34

Total Distributions of Available Funds		22,912,056.38

Servicing Fee		634,843.03
Unpaid Servicing Fee		—

Note Balances & Note Factors	$	Amount
Original Class A		750,000,000.00
Original Class B		78,389,000.00

Total Class A & B
Note Balance @ 11/16/09		689,529,911.90
Principal Paid		18,566,692.51
Note Balance @ 12/15/09		670,963,219.39

Class A-1
Note Balance @ 11/16/09		24,140,911.90
Principal Paid		18,566,692.51
Note Balance @ 12/15/09		5,574,219.39
Note Factor @ 12/15/09		3.4197665%

Class A-2
Note Balance @ 11/16/09		192,000,000.00
Principal Paid		0.00
Note Balance @ 12/15/09		192,000,000.00
Note Factor @ 12/15/09		100.0000000%

Class A-3
Note Balance @ 11/16/09		248,000,000.00
Principal Paid		0.00
Note Balance @ 12/15/09		248,000,000.00
Note Factor @ 12/15/09		100.0000000%

Class A-4
Note Balance @ 11/16/09		147,000,000.00
Principal Paid		0.00
Note Balance @ 12/15/09		147,000,000.00
Note Factor @ 12/15/09		100.0000000%

Class B
Note Balance @ 11/16/09		78,389,000.00
Principal Paid		0.00
Note Balance @ 12/15/09		78,389,000.00
Note Factor @ 12/15/09		100.0000000%

Interest & Principal Payments	$	Amount
Total Interest Paid		1,807,737.53
Total Principal Paid		18,566,692.51

Total Paid		20,374,430.04

Class A-1
Coupon		1.62173%
Interest Paid		31,537.53
Principal Paid		18,566,692.51

Total Paid to A-1 Holders		18,598,230.04

Class A-2
Coupon		2.88000%
Interest Paid		460,800.00
Principal Paid		0.00

Total Paid to A-2 Holders		460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1822327
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.4130119

Total Distribution Amount	24.5952446

A-1 Interest Distribution Amount	0.1934818
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	113.9060890

Total A-1 Distribution Amount	114.0995708

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount		0.00
Noteholders’ Second Priority Principal Distributable Amount		—
Noteholders’ Principal Distributable Amount		1,000.00

Account Balances	$	Amount

Advances
Balance as of 10/31/09		86,389.39
Balance as of 11/30/09		94,297.00
Change		7,907.61

Reserve Account
Balance as of 11/16/09		2,118,681.41
Investment Earnings		282.07
Investment Earnings Paid		(282.07)
Deposit/(Withdrawal)		0.00
Balance as of 12/15/09		2,118,681.41
Change		—

Required Reserve Amount		2,118,681.41